Capital Disclosures	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Capital Disclosures	Capital Disclosures
The Company has defined its capital to mean its long-term debt and consolidated shareholders’ equity, as determined at each reporting date.
The Company’s objectives when managing its capital structure are to maintain financial flexibility and balance to enable the Company to access capital markets to sustain its on-going operations and to support its growth strategies. The Company primarily monitors capital on the basis of an internally derived financial measure referred to as its "debt to book capitalization ratio", which is the arithmetic ratio of current long-term debt and long-term debt less cash and cash equivalents divided by the sum of the carrying value of shareholders' equity plus current long-term debt and long-term debt less cash and cash equivalents. The Company’s internal targeted range for its debt to book capitalization ratio is 25% to 45%. This range may be exceeded in periods when a combination of capital projects, acquisitions, or lower commodity prices occurs. The Company may be below the low end of the targeted range when cash flow from operating activities is greater than current investment activities. At December 31, 2021, the ratio was within the target range at 27%.
Readers are cautioned that the debt to book capitalization ratio is not defined by IFRS and this financial measure may not be comparable to similar measures presented by other companies. Further, there are no assurances that the Company will continue to use this measure to monitor capital or will not alter the method of calculation of this measure in the future.

	2021	2020
Long-term debt	$14,694	$21,453
Less: cash and cash equivalents	744	184
Long-term debt, net	$13,950	$21,269
Total shareholders’ equity	$36,945	$32,380
Debt to book capitalization	27%	40%
The Company is subject to a financial covenant that requires debt to book capitalization as defined in its credit facility agreements to not exceed 65%. At December 31, 2021, the Company was in compliance with this covenant.